SCHEDULE OF RELATIONSHIP OF RELATED PARTIES (Details) (Parenthetical)	Jun. 30, 2026
Linsun Smart Technology Co., Ltd [Member]
Equity ownership percentage	13.00%
Dogness Network Technology Co Ltd [Member]
Equity ownership percentage	10.00%